UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland 20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 4/30/13

Item 1.  Schedule of Investments.

	Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 93.2%
	DEBT FUNDS - 25.2%
350,297	iShares Barclays 7-10 Year Treasury Bond Fund	$ 38,122,822
440,284	Vanguard Short-Term Bond ETF	35,702,630
		73,825,452
	EQUITY FUNDS - 51.1%
205,400	iShares Cohen & Steers Realty Majors Index Fund	18,140,928
120,970	iShares Dow Jones US Consumer Services Sector Index Fund	12,088,532
196,160	iShares Dow Jones US Financial Sector Index Fund	13,637,043
144,100	iShares Dow Jones US Healthcare Sector Index Fund	14,356,683
676,150	Vanguard Mid-Cap Value ETF	46,201,329
553,550	Vanguard Small-Cap Value ETF	45,512,881
		149,937,396
	FOREIGN INDEX FUNDS - 16.9%
640,999	iShares MSCI Belgium Capped Investable Market Index Fund+	9,390,635
379,700	iShares MSCI Germany Index Fund	9,670,959
484,850	iShares MSCI Hong Kong Index Fund	9,920,031
136,500	iShares MSCI Mexico Capped Investable Market Index Fund	9,875,776
350,600	iShares MSCI Capped Switzerland Index Fund	10,693,300
		49,550,701

	TOTAL EXCHANGE TRADED FUNDS (Cost $239,273,053)	273,313,549

	SHORT-TERM INVESTMENT - 6.9%
	MONEY MARKET FUND - 6.9%
20,085,429	Fidelity Institutional Money Market Fund - Money Market Portfolio	20,085,429
	to yield 0.10%*++ (Cost $20,085,429)

	TOTAL INVESTMENTS - 100.1% (Cost $259,358,482) (a)	$ 293,398,978
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(260,487)
	NET ASSETS - 100.0%	$ 293,138,491

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $259,697,103 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 33,701,875
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 33,701,875
* Money market fund; interest rate reflects seven-day effective yield on April 30, 2013.
+Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++All or a portion of this investment is a holding of the ADWAB Fund Limited.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2013

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) **
59	Australian Dollar	Jun-13	$ 6,091,750	$ 30,270
74	New Zealand Dollar	Jun-13	2,654,543	261,068
18	NOK/USD Norwegian Krone	Jun-13	3,115,080	18,720

	Net Unrealized Gain from Open Long Futures Contracts			$ 310,058

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)
(38)	Euro FX	Jun-13	$ 6,255,750	$ (76,712)
(47)	Japanese Yen	Jun-13	6,026,575	96,889
(46)	Swiss Franc	Jun-13	6,189,875	(128,375)

	Net Unrealized Loss from Open Short Futures Contracts			$ (108,198)

	Net Unrealized Gain from Open Futures Contracts			$ 201,860
** The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of 4/30/13.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 273,313,549	$ -	$ -	$ 273,313,549
Variation Margin-Open Futures Contracts	201,860	-	-	201,860
Short-Term Investments	20,085,429	-	-	20,085,429
Total	$ 293,600,838	$ -	$ -	$ 293,600,838

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	EQUITY FUNDS - 89.5%
332,800	Consumer Discretionary Select Sector SPDR Fund	$ 18,174,208
890,400	Financial Select Sector SPDR Fund	16,650,480
327,900	First Trust Mid-Cap Core AlphaDEX Fund	13,729,173
381,650	Health Care Select Sector SPDR Fund	18,063,494
365,050	iShares S&P Developed ex-U.S. Property Index Fund+	14,934,196
203,300	SPDR S&P Dividend ETF	13,671,925
218,350	Vanguard Mid-Cap Value ETF	14,919,855
165,550	Vanguard Small-Cap ETF	13,611,521
241,150	Vanguard Value ETF	16,152,227
		139,907,079
	FOREIGN INDEX FUNDS - 9.9%
1,327,500	iShares MSCI Japan Index Fund	15,531,750

	TOTAL EXCHANGE TRADED FUNDS (Cost $136,039,025)	155,438,829

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
4,304,017	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.10%* ++ (Cost $4,304,017)	4,304,017

	TOTAL INVESTMENTS - 102.2% (Cost $140,343,042) (a)	$ 159,742,846
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)	(3,385,127)
	NET ASSETS - 100.0%	$ 156,357,719

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $140,405,857 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 19,336,989
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 19,336,989

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2013.
+Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++All or a portion of this investment is a holding of the ADWAT Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 155,438,829	$ -	$ -	$ 155,438,829
Short-Term Investments	4,304,017	-	-	4,304,017
Total	$ 159,742,846	$ -	$ -	$ 159,742,846

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:

		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	April 30, 2013	April 30, 2013
ADT-CFC	12/12/11	$430,711	0.28%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 21.8%^
	DEBT EXCHANGE TRADED FUNDS - 21.8%^
40,000	iShares Barclays U.S. Treasury Bond Fund	$ 1,012,800
5,800	iShares iBoxx $ High Yield Corporate Bond Fund	555,930
550	iShares iBoxx Investment Grade Corporate Bond Fund	67,172
3,000	iShares JPMorgan USD Emerging Markets Bond Fund	364,200
10,824	PowerShares Emerging Markets Sovereign Debt Portfolio	335,544
4,202	PowerShares Fundamental High Yield Corporate Bond Portfolio	82,359
3,300	SPDR Barclays High Yield Bond ETF	137,775
8,700	SPDR DB International Government Inflation-Protected Bond ETF	554,886
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,619,433)	3,110,666

Principal
	CORPORATE BONDS AND NOTES - 3.6%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	169,764
50,000	Kinder Morgan Energy Partners LP, 9.00% due 2/1/2019	67,384
205,000	Wyeth, 6.00% due 2/15/2036	268,806
	TOTAL CORPORATE BONDS AND NOTES	505,954
	(Cost $396,785)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.2%^
765,000	Federal Farm Credit Bank, 4.90% due 4/15/2015	833,165
123,000	Federal Home Loan Mortgage Corp., 5.00% due 11/13/2014	131,866
37,139	Federal National Mortgage Association, Pool 357919, 5.50% due 8/1/2020	40,475
6,143	Federal National Mortgage Association, Pool 905090, 5.50% due 10/1/2021	6,704
21,802	Federal National Mortgage Association, Pool 950647, 5.50% 8/1/2022	23,946
325,446	Federal National Mortgage Association, Pool 745418, 5.50% due 4/1/2036	356,268
403,864	Federal National Mortgage Association, Pool 257157, 4.00% due 3/1/2023	431,764
1,348,432	Freddie Mac Gold Pool A86274, 4.50% due 5/1/2039	1,491,208
1,500,000	United States Treasury Inflation Indexed Bonds, 0.125% due 4/15/2017	1,632,318
500,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	638,238
	TOTAL U.S. GOVERNMENT AND AGENCY	5,585,952
	OBLIGATIONS (Cost $5,208,115)

Contracts
	PURCHASED PUT OPTIONS - 0.0%
100	CBOE SPX Volatility Index	500
	Expiration May 2013, Exercise Price $35.00
200	CBOE SPX Volatility Index	1,000
	Expiration May 2013, Exercise Price $40.00
	TOTAL PURCHASED OPTIONS (Cost $5,100)	1,500
Shares
	SHORT-TERM INVESTMENT - 18.1%
	MONEY MARKET FUND - 18.1%
2,578,992	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.10% * ++^ (Cost $2,578,992)	2,578,992

	TOTAL INVESTMENTS - 82.7% (Cost $10,808,425) (a)	$ 11,783,064
	OTHER ASSETS & LIABILITIES - 17.3%	2,456,185
	NET ASSETS - 100.0%	$ 14,239,249

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $10,808,425 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 978,239
	Unrealized Depreciation	(3,600)
	Net Unrealized Appreciation	$ 974,639

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2013.

^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts. As of April 30, 2013, no securities are segregated as collateral.  All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the Northern Lights SPC.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2013

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(6)	CBOE VIX	May-13	$ 86,700	$ 4,042
(15)	US 10 Year Note	Jun-13	2,000,385	(30,000)
(7)	US Long Bond	Jun-13	1,038,625	(32,430)

	Net Unrealized Loss from Open Short Futures Contracts			$ (58,388)

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum (Notional Amount $9,480,320)

	Unrealized Loss from Long Index Swap Contracts			$ (146,835)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,110,666	$ -	$ -	$ 3,110,666
U.S. Government and Agency Obligations	-	5,585,952	-	5,585,952
Corporate Bonds and Notes	-	505,954	-	505,954
Purchased Options	1,500	-	-	1,500
Short-Term Investments	2,578,992	-	-	2,578,992
Total	$ 5,691,158	$ 6,091,906	$ -	$ 11,783,064
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 146,835	$ -	$ 146,835
Variation Margin-Open Futures Contracts	58,388	-	-	58,388
Total	$ 58,388	$ 146,835	$ -	$ 146,835

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2013	% of Fund Net Assets at April 30, 2013
AAS-CFC	11/6/09	$2,223,220	15.61%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2013
Principal		Value
	STRUCTURED NOTE - 0.7%
$ 300	Structured Note - TVICER, 0.00% due 9/4/2013 *
	(Cost $300,000)	$ 290,774

	U.S. TREASURIES - 27.7%
11,000,000	United States Treasury Note, 0.125% due 4/15/2017	11,970,329
	(Cost $11,965,314)

	SHORT-TERM INVESTMENTS - 69.4%
	U.S. TREASURIES - 50.8%***
7,000,000	United States Treasury Bills due 5/9/2013, 0.060%	6,999,928
5,000,000	United States Treasury Bills due 5/23/2013, 0.450%	4,999,940
5,000,000	United States Treasury Bills due 6/6/2013 0.00%	4,999,775
5,000,000	United States Treasury Bills due 6/6/2013, 0.00% ++^	4,999,818
		21,999,461
Shares
	MONEY MARKET FUND - 18.6%
8,044,459	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.10% ** ++	8,044,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,043,919)	30,043,920

	TOTAL INVESTMENTS - 97.8% (Cost $42,309,233) (a)	$ 42,305,023
	OTHER ASSETS & LIABILITIES - 2.2%	958,146
	NET ASSETS - 100.0%	$ 43,263,169

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 5,016
	Unrealized Depreciation	(9,226)
	Net Unrealized Depreciation	$ (4,210)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2013.
*** Interest rate represents discount rate at time of purchase.
^ All or a portion of each of these securities are segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
5	Australian Dollar	Jun-13	$ 516,250	$ (1,150)
12	Cocoa ++	Jul-13	284,160	(290)
8	Cotton #2 ++	Jul-13	(345,120)	(4,330)
6	Cotton #2 ++	Dec-13	(262,410)	10,005
35	Crude Oil ++	Oct-13	3,255,000	(640)
18	Euro FX	Jun-13	2,963,250	(275)
12	US Long Bond	Sep-13	34,284	(344)
57	Natural Gas ++	Oct-13	2,521,680	167,630
27	Natural Gas ++	Aug-13	1,193,400	(450)
6	NYPC 10 Year Note	Jun-13	13,530	(78)
20	Swiss Franc	Jun-13	2,691,250	(913)
13	US 10 Year Note	Sep-13	1,723,722	14,937

	Net Unrealized Gain from Open Long Futures Contracts			$ 184,102

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(7)	Australian Dollar	Jun-13	$ (718,130)	$ (15,040)
(8)	British Pound	Jun-13	(776,300)	(15,000)
(3)	Canadian Dollar	Jun-13	(297,420)	(1,900)
(5)	Coffee ''C'' ++	Jul-13	(253,313)	6,563
(5)	Coffee ''C'' ++	Sep-13	(257,531)	34,163
(17)	Copper ++	Jul-13	(1,354,688)	76,100
(6)	Copper ++	Sep-13	(480,150)	(25)
(39)	Corn Future ++	Dec-13	1,085,663	(375)
(30)	Corn Future ++	Jul-13	975,000	838
(7)	Euro FX	Sep-13	(1,152,813)	(488)
(6)	Gold ++	Aug-13	(884,100)	240
(11)	Gold ++	Oct-13	(1,622,280)	124,270
(21)	Japanese Yen	Jun-13	(2,692,725)	79,025
(7)	Japanese Yen	Sep-13	(898,100)	62,888
(9)	Lean Hogs ++	Aug-13	331,740	180
(10)	Live Cattle ++	Aug-13	490,200	450
(2)	Platinum Future ++	Oct-13	(150,940)	(10)
(4)	Silver ++	Jul-13	483,700	62,925
(4)	Silver ++	Sep-13	484,680	63,070
(18)	Soybean ++	Jul-13	1,259,100	363
(15)	Wheat ++	Jul-13	548,250	588
(14)	World Sugar #11 ++	Jul-13	275,968	896
(66)	World Sugar #11 ++	Oct-13	1,328,342	106,030

	Net Unrealized Gain from Open Short Futures Contracts			$ 585,751

	Net Unrealized Gain from Open Futures Contracts			$ 769,853

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 4/30/2013
Commodity contracts	648,191
Foreign exchange contracts	107,147
Interest rate contracts	14,515
Total	$ 769,853

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 290,774	$ -	$ 290,774
U.S. Treasury Note		11,970,329	-	11,970,329
Variation Margin-Open Futures Contracts	769,853	-	-	769,853
Short-Term Investments	8,044,459	21,999,461	-	30,043,920
Total	$ 8,814,312	$ 22,290,235	$ -	$ 43,074,876

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFTF") with Arrow MFT Fund Limited ("AMFT-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFT-CFC utilizes commodity based derivative products to facilitate AMFTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30,2013	% of Fund Net Assets at April 30, 2013
AMFT-CFC	11/6/09	$10,032,414	23.19%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2013
Shares		Value
	EXCHANGE TRADED NOTES - 1.3%
	COMMODITY - 1.3%
2,438	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 96,228
	TOTAL EXCHANGE TRADED NOTES (Cost $105,644)

	SHORT-TERM INVESTMENTS - 86.6%
Principal
	U.S. TREASURIES - 81.3%***
$ 2,000,000	United States Treasury Bills due 5/9/2013, 0.060%	1,999,983
2,000,000	United States Treasury Bills due 5/23/2013, 0.450%	1,999,951
2,000,000	United States Treasury Bills due 6/6/2013, 0.00%	1,999,920
		5,999,854
Shares
	MONEY MARKET FUND - 12.1%
890,733	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.10% ** ^ ++	890,733

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,390,590)	6,890,587

	TOTAL INVESTMENTS - 94.7% (Cost $6,496,234) (a)	$ 6,986,815
	OTHER ASSETS & LIABILITIES - 5.3%	390,189
	NET ASSETS - 100.0%	$ 7,377,004

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $6,498,320 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 488,495
	Unrealized Depreciation:	-
	Net Unrealized Depreciation:	$ 488,495
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2013.
*** Interest rate represents discount rate at time of purchase.

^ All or a portion of each of these securities may be segregated as collateral for open futures contracts. As of April 30, 2013, no securities are segregated as collateral.  All collateral for open futures contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) +
7	Cocoa	Dec-13	$ 166,670	$ (13,290)
7	Coffee "C"	Dec-13	369,731	(91,125)
7	Copper	Dec-13	563,588	(45,808)
7	Corn	Dec-13	194,863	(20,212)
7	Cotton #2	Dec-13	301,980	17,090
7	Crude Oil	Dec-13	644,770	(10,190)
7	Gasoline RBOB	Dec-13	745,202	(38,237)
7	Gold	Dec-13	1,033,200	(120,540)
7	Heating Oil	Dec-13	841,399	(42,080)
7	Lean Hogs	Dec-13	220,920	300
7	Live Cattle	Dec-13	356,580	(9,010)
7	Natural Gas	Mar-14	346,780	47,245
6	Silver	Dec-13	729,060	(184,228)
7	Soybean	Nov-13	428,225	(33,429)
7	Wheat	Dec-13	263,813	(28,825)
7	World Sugar # 11	Mar-14	147,784	(13,978)

	Net Unrealized Loss from Open Long Futures Contracts			$ (586,317)

	Net Unrealized Loss from Open Futures Contracts			$ (586,317)

+ The amount represents fair value of derivative instruments subject to commodity risk exposure as of April 30, 2013.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 96,228	$ -	$ -	$ 96,228
Short-Term Investments	890,733	5,999,854	-	6,890,587
Total	$ 986,961	$ 5,999,854	$ -	$ 6,986,815
Liability	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	586,317	$ -	$ -	$ 586,317
Total	$ 586,317	$ -	$ -	$ 586,317

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2013	% of Fund Net Assets at April 30, 2013
ACS-CFC	1/3/11	$1,126,626	15.27%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

7/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

7/1/13

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/1/13